Balances and Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.          Balances with related parties:

	June 30,	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Due from affiliated companies	335	681

B.          Transactions with related parties:

	Six months ended June 30,
	2018	2017
	U.S. Dollars (in thousands)
Purchases from Priortech and affiliates	-	(13)
Interest income from Priortech	62	15

Unpaid balances between Priortech and its subsidiaries in Israel and the Company bear interest of 5.5%.